UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Contrafund®

Semiannual Report

June 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Semiannual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Colgate-Palmolive Co.	3.4	3.2
3M Co.	3.3	3.1
Berkshire Hathaway, Inc. Class A	3.0	3.1
Avon Products, Inc.	2.7	2.5
Lockheed Martin Corp.	2.6	3.8
EnCana Corp.	2.3	2.1
InterActiveCorp	1.8	0.0
Zimmer Holdings, Inc.	1.5	1.3
Ryanair Holdings PLC sponsored ADR	1.5	1.1
First Data Corp.	1.3	1.2
	23.4
Top Five Market Sectors as of June 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.6	15.8
Financials	15.7	17.8
Health Care	15.1	15.3
Industrials	12.9	13.6
Consumer Staples	10.5	13.6
Asset Allocation (% of fund's net assets)
As of June 30, 2003 *		As of December 31, 2002 **
	Stocks 94.2%		Stocks 90.3%
	Bonds 0.1%		Bonds 0.2%
	Convertible Securities 0.8%		Convertible Securities 0.5%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 8.9%
* Foreign investments	21.7%	** Foreign investments	19.5%

Semiannual Report

Investments June 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 0.3%
BorgWarner, Inc.	94,800	$ 6,105
Gentex Corp. (a)	2,379,400	72,833
		78,938
Automobiles - 1.5%
Harley-Davidson, Inc.	283,720	11,309
Honda Motor Co. Ltd.	3,004,200	114,460
Nissan Motor Co. Ltd.	14,094,200	133,543
Toyota Motor Corp.	7,266,500	188,202
		447,514
Hotels, Restaurants & Leisure - 2.1%
Applebee's International, Inc.	105,900	3,328
Brinker International, Inc. (a)	388,800	14,005
CBRL Group, Inc.	429,800	16,702
Four Seasons Hotels, Inc.	100	4
GTECH Holdings Corp.	649,400	24,450
Harrah's Entertainment, Inc. (a)	68,600	2,760
Hilton Group PLC	4,263,400	12,984
International Game Technology	565,100	57,827
Kerzner International Ltd. (a)	162,700	5,241
Krispy Kreme Doughnuts, Inc. (a)	967,500	39,842
Mandalay Resort Group	156,600	4,988
McDonald's Corp.	529,000	11,670
MGM MIRAGE (a)	500,100	17,093
P.F. Chang's China Bistro, Inc. (a)(c)	2,369,050	116,581
Panera Bread Co. Class A (a)(c)	1,986,200	79,448
Red Robin Gourmet Burgers, Inc.	267,200	5,066
Stanley Leisure PLC	1,842,625	9,729
Starbucks Corp. (a)	3,291,500	80,708
Station Casinos, Inc. (a)	1,506,500	38,039
The Cheesecake Factory, Inc. (a)	1,097,100	39,375
Wendy's International, Inc.	205,100	5,942
William Hill PLC	10,704,080	50,582
Wynn Resorts Ltd.	83,200	1,472
		637,836
Household Durables - 1.3%
D.R. Horton, Inc.	5,494,203	154,387
Fortune Brands, Inc.	1,321,700	68,993
Garmin Ltd. (a)	1,059,163	42,229
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Harman International Industries, Inc.	1,272,500	$ 100,706
Mohawk Industries, Inc. (a)	557,700	30,969
		397,284
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	477,900	17,439
eBay, Inc. (a)	2,707,200	282,036
InterActiveCorp (a)	13,659,081	540,490
NetFlix, Inc. (a)	854,400	21,830
Overstock.com, Inc. (a)	429,200	6,228
		868,023
Leisure Equipment & Products - 0.4%
Leapfrog Enterprises, Inc. Class A	282,500	8,986
Mattel, Inc.	6,173,600	116,805
		125,791
Media - 3.1%
AOL Time Warner, Inc. (a)	1,033,400	16,627
British Sky Broadcasting Group PLC (BSkyB) (a)	941,700	10,466
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	475,700	21,454
Comcast Corp. Class A (special) (a)	1,963,400	56,605
Cox Communications, Inc. Class A (a)	80,200	2,558
E.W. Scripps Co. Class A	1,594,200	141,437
Entercom Communications Corp. Class A (a)	435,800	21,359
Fox Entertainment Group, Inc. Class A (a)	4,100,500	118,012
Getty Images, Inc. (a)	802,200	33,131
Lee Enterprises, Inc.	196,300	7,367
Liberty Media Corp. Class A (a)	705,000	8,150
LIN TV Corp. Class A (a)	860,100	20,255
McGraw-Hill Companies, Inc.	227,000	14,074
Meredith Corp.	259,900	11,436
Pearson PLC sponsored ADR	1,402,300	13,462
Pixar (a)	1,219,600	74,200
Reed Elsevier PLC	2,366,800	19,754
SBS Broadcasting SA (a)	4,500	80
The New York Times Co. Class A	322,900	14,692
Tribune Co.	1,812,200	87,529
Viacom, Inc. Class B (non-vtg.) (a)	2,854,767	124,639
Vivendi Universal SA sponsored ADR	1,488,200	27,442
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Washington Post Co. Class B	109,570	$ 80,304
Westwood One, Inc. (a)	12,300	417
		925,450
Multiline Retail - 1.0%
99 Cents Only Stores (a)(c)	5,583,433	191,623
Debenhams PLC	3,744,177	26,044
Dollar General Corp.	626,700	11,444
JCPenney Co., Inc.	1,633,900	27,531
Marks & Spencer Group PLC	7,853,000	41,041
Tuesday Morning Corp. (a)	208,600	5,486
		303,169
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A (a)	78,300	2,225
Advance Auto Parts, Inc. (a)	1,355,100	82,526
AnnTaylor Stores Corp. (a)	744,800	21,562
AutoZone, Inc. (a)	192,260	14,606
Bed Bath & Beyond, Inc. (a)	5,945,200	230,733
Best Buy Co., Inc. (a)	78,300	3,439
CarMax, Inc. (a)	313,300	9,446
Chico's FAS, Inc. (a)	1,584,700	33,358
Claire's Stores, Inc.	547,200	13,877
Dick's Sporting Goods, Inc.	92,900	3,408
Gap, Inc.	2,969,800	55,713
Guitar Center, Inc. (a)	330,600	9,587
Hennes & Mauritz AB (H&M) (B Shares)	844,200	19,456
Hot Topic, Inc. (a)	589,800	15,872
Lowe's Companies, Inc.	5,917,500	254,157
Pacific Sunwear of California, Inc. (a)(c)	3,194,919	76,966
PETCO Animal Supplies, Inc. (a)	1,927,700	41,908
PETsMART, Inc.	3,216,700	53,622
Pier 1 Imports, Inc.	1,959,500	39,974
Ross Stores, Inc.	602,820	25,765
Select Comfort Corp. (a)	161,700	2,649
TJX Companies, Inc.	4,046,500	76,236
Urban Outfitters, Inc. (a)	233,200	8,372
Weight Watchers International, Inc. (a)	2,027,000	92,208
		1,187,665
Textiles Apparel & Luxury Goods - 0.9%
Burberry Group, PLC	11,415,243	46,857
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Coach, Inc. (a)	2,643,038	$ 131,465
Columbia Sportswear Co. (a)	35,200	1,810
Fossil, Inc. (a)	49,800	1,173
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	198,670	5,229
K-Swiss, Inc. Class A	584,100	20,163
Liz Claiborne, Inc.	351,600	12,394
Puma AG	425,469	42,375
Quiksilver, Inc. (a)	1,706,300	28,137
		289,603
TOTAL CONSUMER DISCRETIONARY		5,261,273
CONSUMER STAPLES - 10.5%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	2,664,400	136,018
Cott Corp. (a)	908,200	18,780
Diageo PLC	4,137,177	45,261
Molson, Inc. Class A	1,656,985	44,861
PepsiCo, Inc.	589,890	26,250
The Coca-Cola Co.	745,200	34,585
		305,755
Food & Staples Retailing - 1.7%
Costco Wholesale Corp. (a)	430,500	15,756
George Weston Ltd.	178,710	13,579
Koninklijke Ahold NV sponsored ADR	268,800	2,250
Loblaw Companies Ltd.	196,330	9,031
Safeway PLC	2,479,386	10,567
Sysco Corp.	6,305,100	189,405
Tesco PLC	22,836,907	82,873
Wal-Mart Stores, Inc.	107,300	5,759
Whole Foods Market, Inc. (a)(c)	3,046,975	144,823
William Morrison Supermarkets PLC	7,440,735	22,630
		496,673
Food Products - 0.5%
Bunge Ltd.	72,700	2,079
Dean Foods Co. (a)	1,281,600	40,370
Hershey Foods Corp.	436,200	30,386
Horizon Organic Holding Corp. (a)	398,800	9,503
Kraft Foods, Inc. Class A	333,260	10,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Saputo, Inc.	550,700	$ 10,717
Wm. Wrigley Jr. Co.	1,029,300	57,878
		161,781
Household Products - 3.5%
Colgate-Palmolive Co.	17,883,300	1,036,341
Procter & Gamble Co.	147,800	13,181
		1,049,522
Personal Products - 3.8%
Avon Products, Inc. (c)	13,342,222	829,886
Gillette Co.	10,233,400	326,036
		1,155,922
TOTAL CONSUMER STAPLES		3,169,653
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	235,500	7,906
BJ Services Co. (a)	251,800	9,407
Carbo Ceramics, Inc.	92,600	3,449
ENSCO International, Inc.	6,600	178
Halliburton Co.	1,341,900	30,864
National-Oilwell, Inc. (a)	232,100	5,106
Noble Corp. (a)	609,600	20,909
Schlumberger Ltd. (NY Shares)	67,900	3,230
Smith International, Inc. (a)	1,591,500	58,472
Willbros Group, Inc. (a)	213,500	2,218
		141,739
Oil & Gas - 4.2%
Apache Corp.	1,086,320	70,676
BP PLC sponsored ADR	1,528,566	64,230
Burlington Resources, Inc.	836,000	45,203
Canadian Natural Resources Ltd.	78,300	3,123
Chesapeake Energy Corp.	225,300	2,276
China Petroleum & Chemical Corp. sponsored ADR	636,200	15,364
EnCana Corp.	18,249,424	700,026
EOG Resources, Inc.	251,800	10,535
Evergreen Resources, Inc. (a)	52,300	2,840
Exxon Mobil Corp.	284,264	10,208
Murphy Oil Corp.	2,180,700	114,705
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Noble Energy, Inc.	305,400	$ 11,544
Occidental Petroleum Corp.	74,400	2,496
Petro-Canada	1,055,800	42,270
PetroChina Co. Ltd. sponsored ADR	913,600	27,591
Pioneer Natural Resources Co. (a)	180,700	4,716
Pogo Producing Co.	633,900	27,099
Premcor, Inc. (a)	2,678,100	57,713
Progress Energy Ltd. (a)	405,800	2,981
Suncor Energy, Inc.	1,206,680	22,687
Talisman Energy, Inc.	553,630	25,262
Total SA sponsored ADR	171,400	12,992
Valero Energy Corp.	7,900	287
YUKOS Corp. sponsored ADR	78,300	4,357
		1,281,181
TOTAL ENERGY		1,422,920
FINANCIALS - 15.4%
Capital Markets - 0.1%
Merrill Lynch & Co., Inc.	442,100	20,637
UBS AG (NY Shares)	144,900	8,027
		28,664
Commercial Banks - 4.2%
Allied Irish Banks PLC	1,207,593	18,089
Australia & New Zealand Banking Group Ltd.	2,484,939	31,148
Bank of America Corp.	272,400	21,528
Bank of Ireland	7,334,553	88,757
Bank One Corp.	456,800	16,984
Charter One Financial, Inc.	138,000	4,303
Commerce Bancorp, Inc., New Jersey	3,369,518	125,009
Danske Bank AS	258,300	5,044
Fifth Third Bancorp	5,845,690	335,192
First Bancorp, Puerto Rico	19,800	544
First Community Bancorp, California	94,800	2,955
M&T Bank Corp.	1,937,600	163,185
National Australia Bank Ltd.	945,000	21,323
North Fork Bancorp, Inc., New York	2,540,800	86,540
Popular, Inc.	166,700	6,433
Royal Bank of Canada	193,600	8,242
Royal Bank of Scotland Group PLC	7,353,609	206,913
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
SouthTrust Corp.	2,921,800	$ 79,473
Texas Regional Bancshares, Inc. Class A	333,950	11,588
UCBH Holdings, Inc.	798,200	22,892
UnionBanCal Corp.	6	0
Valley National Bancorp	28,875	761
Wells Fargo & Co.	78,700	3,966
		1,260,869
Consumer Finance - 1.2%
MBNA Corp.	767,600	15,997
SLM Corp.	8,757,900	343,047
WFS Financial, Inc. (a)	45,100	1,511
		360,555
Diversified Financial Services - 0.7%
CIT Group, Inc.	783,500	19,313
Citigroup, Inc.	904,200	38,700
Moody's Corp.	3,061,500	161,372
		219,385
Insurance - 7.9%
ACE Ltd.	856,500	29,369
AFLAC, Inc.	1,441,400	44,323
Allstate Corp.	2,531,000	90,230
American International Group, Inc.	5,403,126	298,144
Aon Corp.	1,271,900	30,627
Arch Capital Group Ltd. (a)	639,092	22,196
Berkshire Hathaway, Inc. Class A (a)	12,488	905,380
Brit Insurance Holdings PLC (a)	9,084,200	11,841
Brown & Brown, Inc.	160,500	5,216
Cincinnati Financial Corp.	352,600	13,078
Everest Re Group Ltd.	2,506,020	191,711
Fidelity National Financial, Inc.	97,900	3,011
HCC Insurance Holdings, Inc.	566,200	16,743
IPC Holdings Ltd.	563,800	18,887
Markel Corp. (a)	132,850	34,010
MetLife, Inc.	274,300	7,768
Montpelier Re Holdings Ltd. (c)	4,082,800	129,016
Old Republic International Corp.	318,300	10,908
PartnerRe Ltd.	1,527,100	78,050
Progressive Corp.	453,700	33,165
RenaissanceRe Holdings Ltd.	2,562,410	116,641
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
SAFECO Corp.	1,733,300	$ 61,151
StanCorp Financial Group, Inc.	94,200	4,919
USI Holdings Corp.	1,628,313	19,149
W.R. Berkley Corp.	260,700	13,739
White Mountains Insurance Group Ltd.	26,700	10,547
Willis Group Holdings Ltd.	3,112,800	95,719
XL Capital Ltd. Class A	1,152,500	95,658
		2,391,196
Real Estate - 0.0%
American Financial Realty Trust (SBI)	168,400	2,511
Corrections Corp. of America (a)	6,844	173
Equity Residential (SBI)	7,900	205
General Growth Properties, Inc.	36,100	2,254
Simon Property Group, Inc.	215,900	8,427
		13,570
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp.	157,000	4,385
Doral Financial Corp.	1,953,100	87,206
Golden West Financial Corp., Delaware	3,188,600	255,120
NetBank, Inc.	30,600	403
New York Community Bancorp, Inc.	801,633	23,320
W Holding Co., Inc.	628,500	10,634
		381,068
TOTAL FINANCIALS		4,655,307
HEALTH CARE - 15.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	431,600	28,676
Amylin Pharmaceuticals, Inc. (a)	2,627,100	57,507
Celgene Corp. (a)	35,300	1,073
Charles River Laboratories International, Inc. (a)	7,900	254
Gen-Probe, Inc. (a)	182,200	7,447
Genentech, Inc. (a)	2,673,100	192,784
Gilead Sciences, Inc. (a)	2,984,500	165,879
ICOS Corp. (a)	19,600	720
IDEXX Laboratories, Inc. (a)	655,500	21,985
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	744,500	$ 27,077
Neurocrine Biosciences, Inc. (a)	377,800	18,867
		522,269
Health Care Equipment & Supplies - 6.0%
Advanced Medical Optics, Inc. (a)	234,600	4,000
Advanced Neuromodulation Systems, Inc. (a)	509,068	26,354
Alcon, Inc.	3,978,300	181,808
Becton, Dickinson & Co.	313,900	12,195
Bio-Rad Laboratories, Inc. Class A (a)	424,600	23,502
Biomet, Inc.	2,148,150	61,566
Biosite, Inc. (a)	384,400	18,490
Boston Scientific Corp. (a)	1,526,800	93,287
C.R. Bard, Inc.	205,400	14,647
Centerpulse AG (Reg.) (a)	217,988	58,804
Cooper Companies, Inc.	156,737	5,450
CTI Molecular Imaging, Inc. (c)	2,311,900	43,718
DENTSPLY International, Inc. (c)	4,899,739	200,399
Edwards Lifesciences Corp. (a)	395,400	12,708
Guidant Corp.	226,600	10,059
Medtronic, Inc.	1,645,900	78,954
Mentor Corp.	440,000	8,527
Nobel Biocare Holding AG (Switzerland)	226,713	15,176
ResMed, Inc. (a)	102,700	4,026
Smith & Nephew PLC	38,815,636	223,736
St. Jude Medical, Inc. (a)	1,074,600	61,790
Stryker Corp.	1,392,600	96,605
Synthes-Stratec, Inc.	13,100	9,433
Varian Medical Systems, Inc. (a)	1,794,900	103,332
Wilson Greatbatch Technologies, Inc. (a)	481,100	17,368
Zimmer Holdings, Inc. (a)(c)	9,864,634	444,402
		1,830,336
Health Care Providers & Services - 2.8%
Advisory Board Co. (a)	492,200	19,944
Aetna, Inc.	1,090,500	65,648
American Healthways, Inc. (a)	230,200	8,315
Caremark Rx, Inc. (a)	1,151,436	29,569
Health Management Associates, Inc. Class A	4,665,410	86,077
ICON PLC sponsored ADR (a)	7,600	242
IMPAC Medical Systems, Inc. (a)	506,200	10,569
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Odyssey Healthcare, Inc. (a)	631,000	$ 23,347
Patterson Dental Co. (a)(c)	6,057,690	274,898
UnitedHealth Group, Inc.	4,803,200	241,361
VistaCare, Inc. Class A	528,800	12,855
WebMD Corp. (a)	4,793,400	51,913
WellPoint Health Networks, Inc. (a)	91,500	7,713
		832,451
Pharmaceuticals - 4.6%
Altana AG	1,410,629	89,233
AstraZeneca PLC sponsored ADR	858,200	34,989
Barr Laboratories, Inc. (a)	254,800	16,689
Biovail Corp. (a)	70,410	3,288
Bristol-Myers Squibb Co.	392,000	10,643
Forest Laboratories, Inc. (a)	7,875	431
IVAX Corp. (a)	235,000	4,195
Johnson & Johnson	5,905,750	305,327
Kyorin Pharmaceutical Co. Ltd.	98,000	1,344
Merck & Co., Inc.	2,876,900	174,196
Novartis AG sponsored ADR	2,961,300	117,889
Novo Nordisk AS Series B	2,265,300	79,521
Pfizer, Inc.	6,223,635	212,537
Pharmaceutical Resources, Inc. (a)	278,100	13,532
Roche Holding AG (participation certificate)	570,630	44,871
Schering AG	278,709	13,664
Schering-Plough Corp.	100	2
Stada Arzneimittel AG	254,566	16,238
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,036,600	229,804
Wyeth	430,800	19,623
		1,388,016
TOTAL HEALTH CARE		4,573,072
INDUSTRIALS - 12.9%
Aerospace & Defense - 3.2%
Bombardier, Inc. Class B (sub. vtg.)	14,867,800	50,412
Honeywell International, Inc.	78,300	2,102
L-3 Communications Holdings, Inc. (a)	800	35
Lockheed Martin Corp.	16,939,900	805,831
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Defense Industries, Inc. (a)	912,100	$ 23,660
Veridian Corp. (c)	2,420,500	84,451
		966,491
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,833,910	136,334
FedEx Corp.	235,300	14,596
United Parcel Service, Inc. Class B	1,183,000	75,357
		226,287
Airlines - 2.2%
Continental Airlines, Inc. Class B (a)	1,291,900	19,340
JetBlue Airways Corp. (a)(c)	3,934,719	166,399
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	726,300	5,243
sponsored ADR (a)	9,775,300	438,911
Southwest Airlines Co.	1,956,900	33,659
		663,552
Commercial Services & Supplies - 1.4%
Apollo Group, Inc. Class A (a)	2,433,700	150,305
Aramark Corp. Class B (a)	2,250,100	50,447
Avery Dennison Corp.	436,800	21,927
Central Parking Corp.	209,100	2,584
Cintas Corp.	160,103	5,674
Corinthian Colleges, Inc. (a)	1,389,567	67,491
Corporate Executive Board Co. (a)	87,074	3,529
Dun & Bradstreet Corp. (a)	164,900	6,777
Education Management Corp. (a)	312,600	16,624
H&R Block, Inc.	990,800	42,852
Hewitt Associates, Inc. Class A	117,400	2,765
Hudson Highland Group, Inc. (a)	35,325	672
Kroll, Inc. (a)	274,300	7,423
Monster Worldwide, Inc.	1,271,288	25,083
Robert Half International, Inc. (a)	78,300	1,483
Stericycle, Inc. (a)	78,400	3,017
		408,653
Construction & Engineering - 0.3%
Granite Construction, Inc.	115,300	2,209
Jacobs Engineering Group, Inc. (a)	2,041,566	86,052
		88,261
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
American Power Conversion Corp.	1,128,200	$ 17,589
Cooper Industries Ltd. Class A	139,400	5,757
Rockwell Automation, Inc.	235,500	5,614
		28,960
Industrial Conglomerates - 3.4%
3M Co.	7,623,490	983,278
Tomkins PLC	2,966,800	11,147
Tyco International Ltd.	1,783,100	33,843
		1,028,268
Machinery - 1.3%
CUNO, Inc. (a)	4,000	144
Danaher Corp.	3,489,420	237,455
Dionex Corp. (a)	53,400	2,123
Donaldson Co., Inc.	513,000	22,803
ESCO Technologies, Inc. (a)	204,900	9,016
PACCAR, Inc.	1,643,430	111,030
Pall Corp.	327,900	7,378
Wabash National Corp. (a)	604,400	8,480
		398,429
Marine - 0.0%
CP Ships Ltd.	140,900	2,347
Road & Rail - 0.3%
Canadian National Railway Co.	306,120	14,781
Canadian Pacific Railway Ltd.	218,350	4,910
Heartland Express, Inc. (a)	1,494,231	33,247
Knight Transportation, Inc. (a)	682,550	16,995
Landstar System, Inc. (a)	294,074	18,483
Norfolk Southern Corp.	7,900	152
P.A.M. Transportation Services, Inc. (a)	78,600	1,974
		90,542
Trading Companies & Distributors - 0.0%
Fastenal Co.	59,488	2,019
MSC Industrial Direct Co., Inc. Class A (a)	131,900	2,361
		4,380
TOTAL INDUSTRIALS		3,906,170
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.0%
Adtran, Inc. (a)	230,072	$ 11,800
Avocent Corp. (a)	742,633	22,227
Cisco Systems, Inc. (a)	78,700	1,314
Comverse Technology, Inc. (a)	1,631,400	24,520
NetScreen Technologies, Inc. (a)	2,659,200	59,965
Nokia Corp. sponsored ADR	7,900	130
QUALCOMM, Inc.	411,300	14,704
SafeNet, Inc. (a)	38,400	1,074
Scientific-Atlanta, Inc.	2,746,100	65,467
Sycamore Networks, Inc. (a)	3,739,300	14,322
Telefonaktiebolaget LM Ericsson ADR (a)	4,117,391	43,768
UTStarcom, Inc. (a)	835,300	29,712
		289,003
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	2,012,500	38,479
ATI Technologies, Inc. (a)	939,500	9,341
Avid Technology, Inc. (a)	234,900	8,238
Cray, Inc. (a)	486,500	3,843
Dell Computer Corp. (a)	1,129,300	36,092
Electronics for Imaging, Inc. (a)	744,721	15,110
Hutchinson Technology, Inc. (a)	133,700	4,397
Lexmark International, Inc. Class A (a)	260,100	18,407
Logitech International SA (Reg.) (a)	200,592	7,541
SanDisk Corp. (a)	79,100	3,192
Seagate Technology	4,351,300	76,800
Storage Technology Corp. (a)	383,700	9,876
Western Digital Corp. (a)	7,267,500	74,855
		306,171
Electronic Equipment & Instruments - 0.6%
CDW Corp. (a)	39,200	1,795
Flextronics International Ltd. (a)	2,079,500	21,606
Flir Systems, Inc. (a)(c)	2,911,200	87,773
Lexar Media, Inc. (a)	474,300	4,525
National Instruments Corp. (a)	82,995	3,136
Roper Industries, Inc.	46,300	1,722
Symbol Technologies, Inc.	4,194,100	54,565
Thermo Electron Corp. (a)	336,800	7,080
Waters Corp. (a)	318,000	9,263
		191,465
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.0%
DoubleClick, Inc. (a)	333,968	$ 3,089
Expedia, Inc. (a)	253,200	19,339
FindWhat.com (a)	332,300	6,294
Open Text Corp. (a)	137,200	3,880
United Online, Inc. (a)	505,940	12,821
WebEx Communications, Inc. (a)	1,207,970	16,851
webMethods, Inc. (a)	674,550	5,484
Yahoo!, Inc. (a)	7,020,262	229,984
		297,742
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	1,034,200	47,294
Anteon International Corp. (a)	1,610,300	44,943
CheckFree Corp. (a)	7,800	217
Cognizant Technology Solutions Corp. Class A (a)	1,998,929	48,694
First Data Corp.	9,663,000	400,435
Iron Mountain, Inc. (a)	1,329,900	49,326
ManTech International Corp. Class A	391,500	7,509
Paychex, Inc.	431,300	12,641
SRA International, Inc. Class A (a)	780,500	24,976
The BISYS Group, Inc. (a)	548,600	10,078
		646,113
Office Electronics - 0.3%
Canon, Inc.	659,000	30,083
Xerox Corp. (a)	2,246,000	23,785
Zebra Technologies Corp. Class A (a)	449,600	33,805
		87,673
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc. (a)	4,157,700	144,771
ARM Holdings PLC sponsored ADR (a)	79,000	269
Broadcom Corp. Class A (a)	950,377	23,674
Cabot Microelectronics Corp. (a)	78,500	3,962
Cree, Inc. (a)	616,000	10,028
Infineon Technologies AG sponsored ADR (a)	730,500	7,005
Integrated Circuit Systems, Inc. (a)	1,584,800	49,810
Intersil Corp. Class A (a)	1,225,900	32,621
KLA-Tencor Corp. (a)	1,116,500	51,906
Lam Research Corp. (a)	1,301,400	23,698
Linear Technology Corp.	1,527,200	49,191
Marvell Technology Group Ltd. (a)	1,373,900	47,221
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	800	$ 27
Microchip Technology, Inc.	900	22
NVIDIA Corp. (a)	705,264	16,228
O2Micro International Ltd. (a)	416,400	6,708
Omnivision Technologies, Inc. (a)	237,800	7,419
Samsung Electronics Co. Ltd.	683,700	203,108
Silicon Laboratories, Inc. (a)	1,672,420	44,553
STMicroelectronics NV (NY Shares)	266,500	5,541
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,823,900	18,385
Teradyne, Inc. (a)	1,185,400	20,519
Texas Instruments, Inc.	39,200	690
Xilinx, Inc. (a)	1,426,200	36,097
		803,453
Software - 1.4%
Adobe Systems, Inc.	3,843,295	123,254
Agile Software Corp. (a)	114,967	1,109
Altiris, Inc. (a)(c)	1,225,804	24,577
Amdocs Ltd. (a)	505,900	12,142
Autodesk, Inc.	235,200	3,801
BEA Systems, Inc. (a)	1,604,853	17,429
Business Objects SA sponsored ADR (a)	392,300	8,611
Citrix Systems, Inc. (a)	1,359,800	27,686
Computer Associates International, Inc.	234,900	5,234
Electronic Arts, Inc. (a)	195,800	14,487
Hyperion Solutions Corp. (a)	269,957	9,114
Intuit, Inc. (a)	78,300	3,487
Kronos, Inc. (a)	68,000	3,455
Mercury Interactive Corp. (a)	1,319,018	50,927
Network Associates, Inc. (a)	995,648	12,625
Red Hat, Inc. (a)	626,300	4,741
Symantec Corp. (a)	614,015	26,931
Synopsys, Inc. (a)	398,515	24,648
Vastera, Inc. (a)	5,700	34
Verint Systems, Inc. (a)	339,829	8,635
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Verisity Ltd. (a)	113,800	$ 1,359
VERITAS Software Corp. (a)	1,517,331	43,502
		427,788
TOTAL INFORMATION TECHNOLOGY		3,049,408
MATERIALS - 5.8%
Chemicals - 1.1%
Cytec Industries, Inc. (a)	464,300	15,693
Dow Chemical Co.	196,000	6,068
Ecolab, Inc.	5,904,000	151,142
Methanex Corp.	5,104,730	54,426
Praxair, Inc.	540,900	32,508
Sigma Aldrich Corp.	48,900	2,649
The Scotts Co. Class A (a)	598,100	29,606
Valspar Corp.	1,223,600	51,660
		343,752
Construction Materials - 0.0%
Florida Rock Industries, Inc.	369,100	15,236
Containers & Packaging - 0.0%
Ball Corp.	374	17
Metals & Mining - 4.6%
Aber Diamond Corp. (a)	1,189,200	24,370
Agnico-Eagle Mines Ltd.	927,080	10,696
Alcoa, Inc.	344,600	8,787
Anglo American PLC ADR	3,897,125	59,860
Anglogold Ltd. sponsored ADR	513,100	16,368
BHP Billiton PLC	1,183,811	6,250
Companhia Vale do Rio Doce sponsored ADR	580,700	17,224
Compania de Minas Buenaventura SA sponsored ADR	2,728,800	82,110
Freeport-McMoRan Copper & Gold, Inc. Class B	5,426,618	132,952
Gold Fields Ltd.	8,565,600	102,638
Goldcorp, Inc. (c)	14,650,528	176,093
Harmony Gold Mining Co. Ltd.	1,427,537	18,811
Impala Platinum Holdings Ltd.	392,800	23,437
Ivanhoe Mines Ltd. (a)	1,174,900	2,912
JSC MMC 'Norilsk Nickel' sponsored ADR	313,900	10,869
Kinross Gold Corp. (a)	5,810,389	39,187
Kumba Resources Ltd.	6,103,379	24,577
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Liquidmetal Technologies (a)	1,345,700	$ 6,903
Meridian Gold, Inc. (a)	1,157,650	13,227
Newcrest Mining Ltd.	2,700,200	13,913
Newmont Mining Corp. Holding Co.	10,363,624	336,403
Newmont Mining Corp. Holding Co. Chess Depositary Interests	4,931,510	16,442
Pechiney SA (a)	203,588	7,328
Rio Tinto PLC (Reg.)	11,670,200	223,339
SouthernEra Resources Ltd. (a)	1,848,800	7,256
		1,381,952
Paper & Forest Products - 0.1%
Sappi Ltd.	2,898,225	35,011
TOTAL MATERIALS		1,775,968
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc.	471,500	16,432
Koninklijke KPN NV (a)	1,333,400	9,473
Sprint Corp. - FON Group	783,200	11,278
Swisscom AG sponsored ADR	625,600	17,730
Telecom Italia Spa sponsored ADR	97,900	8,874
		63,787
Wireless Telecommunication Services - 1.4%
AT&T Wireless Services, Inc. (a)	1,106,400	9,084
Mobile TeleSystems OJSC sponsored ADR (a)	563,800	33,264
Nextel Communications, Inc. Class A (a)	9,890,300	178,817
Nextel Partners, Inc. Class A (a)	743,400	5,427
Sprint Corp. - PCS Group Series 1 (a)	783,200	4,503
Vimpel Communications sponsored ADR (a)	1,714,800	79,635
Vodafone Group PLC sponsored ADR	5,951,100	116,939
		427,669
TOTAL TELECOMMUNICATION SERVICES		491,456
UTILITIES - 0.7%
Electric Utilities - 0.6%
Ameren Corp.	313,300	13,817
Cinergy Corp.	391,600	14,407
Dominion Resources, Inc.	313,500	20,149
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	882,000	$ 46,552
FirstEnergy Corp.	235,000	9,036
FPL Group, Inc.	235,000	15,710
PG&E Corp. (a)	1,175,700	24,866
Southern Co.	842,400	26,249
		170,786
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	429,000	2,724
Equitable Resources, Inc.	381,700	15,550
SCANA Corp.	404,500	13,866
		32,140
TOTAL UTILITIES		202,926
TOTAL COMMON STOCKS (Cost $23,953,978)		28,508,153
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Xerox Capital Trust II 7.5% (d)	896,900	61,127
Insurance - 0.1%
St. Paul Companies, Inc. 9%	325,300	22,649
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $74,558)		83,776
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 4.75% 2/1/09	$ 29,200	27,813
Media - 0.1%
Interpublic Group of Companies, Inc.:
1.8% 9/16/04	4,070	3,877
Convertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc.: - continued
1.87% 6/1/06	$ 4,550	$ 3,970
4.5% 3/15/23 (d)	2,740	3,839
		11,686
TOTAL CONSUMER DISCRETIONARY		39,499
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 2% 1/1/07	4,230	3,548
Semiconductors & Semiconductor Equipment - 0.0%
TriQuint Semiconductor, Inc. 4% 3/1/07	4,700	4,007
TOTAL INFORMATION TECHNOLOGY		7,555
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (d)	19,805	35,401
8.25% 1/31/06	15,370	27,474
		62,875
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	34,600	32,611
TOTAL CONVERTIBLE BONDS (Cost $105,022)		142,540
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bonds 6.875% 8/15/25 (Cost $35,172)	32,800	43,217
Floating Rate Loans - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.8% 9/30/10 (e)	$ 7,500	$ 7,538
TOTAL FLOATING RATE LOANS (Cost $7,255)		7,538
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 1.18% (b)	1,583,564,478	1,583,564
Fidelity Securities Lending Cash Central Fund, 1.19% (b)	254,659,700	254,660
TOTAL MONEY MARKET FUNDS (Cost $1,838,224)		1,838,224
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.08%, dated 6/30/03 due 7/1/03) (Cost $7,726)	$ 7,726	7,726
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $26,021,935)		30,631,174
NET OTHER ASSETS - (1.2)%		(360,855)
NET ASSETS - 100%		$ 30,270,319
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $100,367,000 or 0.3% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.3%
United Kingdom	4.4
Canada	4.2
Bermuda	2.5
Ireland	1.9
Japan	1.6
Switzerland	1.5
Others (individually less than 1%)	5.6
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,803,984,000 and $9,708,476,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $672,000 for the period.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $7,538,000 or 0.0% of net assets.
Income Tax Information
At December 31, 2002, the fund had a capital loss carryforward of approximately $4,648,453,000 of which $2,382,209,000 and $2,266,244,000 will expire on December 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $261,201,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $244,573 and repurchase agreements of $7,726) (cost $26,021,935) - See accompanying schedule		$ 30,631,174
Cash		211
Foreign currency held at value (cost $1,585)		1,585
Receivable for investments sold		92,598
Receivable for fund shares sold		27,495
Dividends receivable		18,746
Interest receivable		5,193
Other receivables		476
Total assets		30,777,478

Liabilities
Payable for investments purchased	$ 186,312
Payable for fund shares redeemed	44,354
Accrued management fee	20,235
Other payables and accrued expenses	1,598
Collateral on securities loaned, at value	254,660
Total liabilities		507,159

Net Assets		$ 30,270,319
Net Assets consist of:
Paid in capital		$ 30,146,016
Undistributed net investment income		18,685
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,503,793)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,609,411
Net Assets, for 716,710 shares outstanding		$ 30,270,319
Net Asset Value, offering price and redemption price per share ($30,270,319 ÷ 716,710 shares)		$ 42.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended June 30, 2003 (Unaudited)

Investment Income
Dividends (including $7,205 received from affiliated issuers)		$ 133,729
Interest		19,876
Security lending		2,014
Total income		155,619

Expenses
Management fee Basic fee	$ 81,197
Performance adjustment	31,241
Transfer agent fees	28,742
Accounting and security lending fees	797
Non-interested trustees' compensation	56
Depreciation in deferred trustee compensation account	(43)
Custodian fees and expenses	878
Registration fees	231
Audit	122
Legal	47
Miscellaneous	81
Total expenses before reductions	143,349
Expense reductions	(4,697)	138,652
Net investment income (loss)		16,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $34,469 on sales of investments in affiliated issuers)	520,277
Foreign currency transactions	(54)
Total net realized gain (loss)		520,223
Change in net unrealized appreciation (depreciation) on: Investment securities	2,038,962
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		2,038,957
Net gain (loss)		2,559,180
Net increase (decrease) in net assets resulting from operations		$ 2,576,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2003 (Unaudited)	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,967	$ 42,657
Net realized gain (loss)	520,223	(2,024,623)
Change in net unrealized appreciation (depreciation)	2,038,957	(1,049,529)
Net increase (decrease) in net assets resulting from operations	2,576,147	(3,031,495)
Distributions to shareholders from net investment income	-	(35,828)
Share transactions Net proceeds from sales of shares	2,143,578	3,829,700
Reinvestment of distributions	-	34,999
Cost of shares redeemed	(2,034,947)	(5,370,699)
Net increase (decrease) in net assets resulting from share transactions	108,631	(1,506,000)
Total increase (decrease) in net assets	2,684,778	(4,573,323)

Net Assets
Beginning of period	27,585,541	32,158,864
End of period (including undistributed net investment income of $18,685 and undistributed net investment income of $1,718, respectively)	$ 30,270,319	$ 27,585,541
Other Information Shares
Sold	54,745	93,144
Issued in reinvestment of distributions	-	913
Redeemed	(52,610)	(131,351)
Net increase (decrease)	2,135	(37,294)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2003	Years ended December 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 38.60	$ 42.77	$ 49.18	$ 60.02	$ 56.81	$ 46.63
Income from Investment Operations
Net investment income (loss) E	.02	.06	.21	.26	.29	.36
Net realized and unrealized gain (loss)	3.62	(4.18)	(6.40)	(4.24)	13.42	14.34
Total from investment operations	3.64	(4.12)	(6.19)	(3.98)	13.71	14.70
Distributions from net investment income	-	(.05)	(.22)	(.24)	(.28)	(.30)
Distributions from net realized gain	-	-	-	(5.59)	(10.22)	(4.22)
Distributions in excess of net realized gain	-	-	-	(1.03)	-	-
Total distributions	-	(.05)	(.22)	(6.86)	(10.50)	(4.52)
Net asset value, end of period	$ 42.24	$ 38.60	$ 42.77	$ 49.18	$ 60.02	$ 56.81
Total Return B, C, D	9.43%	(9.63)%	(12.59)%	(6.80)%	25.03%	31.57%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	1.03%	.96%	.87%	.65%	.65%
Expenses net of voluntary waivers, if any	1.03% A	1.03%	.96%	.87%	.65%	.65%
Expenses net of all reductions	1.00% A	.99%	.91%	.84%	.62%	.61%
Net investment income (loss)	.12% A	.14%	.49%	.45%	.48%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 30,270	$ 27,586	$ 32,159	$ 40,220	$ 46,912	$ 38,639
Portfolio turnover rate	74% A	80%	141%	166%	177%	197%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Semiannual Report

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,061,741	|
Unrealized depreciation	(557,641)
Net unrealized appreciation (depreciation)	$ 4,504,100
Cost for federal income tax purposes	$ 26,127,074

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $280 on sales of shares of the fund all of which was retained. Effective June 24, 2003, the fund's sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $11,386 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,401 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $296.

Semiannual Report

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
99 Cents Only Stores	$ 52,786	$ 1,243	$ -	$ 191,623
Altiris, Inc.	2,346	216	-	24,577
Avon Products, Inc.	34,101	-	5,475	829,886
C.H. Robinson Worldwide, Inc.	2,979	3,954	367	-
CTI Molecular Imaging, Inc.	4,710	2,467	-	43,718
DENTSPLY International, Inc.	30,682	-	432	200,399
Flir Systems, Inc.	-	-	-	87,773
Goldcorp, Inc.	1,553	-	931	176,093
JetBlue Airways Corp.	22,186	-	-	166,399
Montpelier Re Holdings Ltd.	-	-	-	129,016
P.F. Chang's China Bistro, Inc.	11,146	-	-	116,581
Pacific Sunwear of California, Inc.	15,951	-	-	76,966
Panera Bread Co. Class A	16,937	-	-	79,448
Patterson Dental Co.	32,737	1,379	-	274,898
Veridian Corp.	19,165	3,043	-	84,451
Whole Foods Market, Inc.	11,792	34,637	-	144,823
Zimmer Holdings, Inc.	1,668	-	-	444,402
TOTALS	$ 260,739	$ 46,939	$ 7,205	$ 3,071,053

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

Semiannual Report

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Semiannual Report

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CON-USAN-0803
1.787777.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	August 25, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 25, 2003